Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Loans Payable

As of March 31, 2021 and December 31, 2020, loans payable consisted of the following:

	March 31, 2021	December 31, 2020
Unsecured loan payable in the amount of CDN$40,000, due on or before December 31, 2025(a)	$31,751	$31,350
Unsecured loan payable in the amount of CDN$40,000, due on or before December 31, 2025(b)	31,751	31,350
Unsecured loan payable, due on May 21, 2022, interest at 1% per annum(c)	30,065	30,115
Secured loan payable, due on June 5, 2050, interest at 3.75% per annum(d)	150,000	150,000
	243,567	242,815
Current portion	(23,260)	(9,981)
Loans payable	$220,307	$232,834

(a)

On April 17, 2020, the Company received a loan in the principal amount of $31,751 (CDN$40,000) under the Canada Emergency Business Account program. The loan is non-interest bearing and eligible for CDN$10,000 forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.

(b)	On April 21, 2020, the Company received a loan in the principal amount of $31,751 (CDN$40,000) under the Canada Emergency Business Account program. The loan is non-interest bearing and eligible for CDN$10,000 forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.

(c)

On May 21, 2020, the Company received a loan in the principal amount of $30,065 under the Paycheck Protection Program. The loan bears interest at 1% per annum and is due on May 21, 2022 with payments deferred for the first six months of the term.

(d)	On June 5, 2020, the Company received a loan in the principal amount of $150,000. The loan bears interest at 3.75% per annum and is due on June 5, 2050. The loan is secured by all tangible and intangible assets of Company. Fixed payments of $731 are due monthly and begin 12 months from the date of the loan.

As of December 31, 2020 and 2019, loans payable consisted of the following:

	December 31, 2020	December 31, 2019
Unsecured loan payable, due on demand, interest at 18% per annum	$-	$317,500
Unsecured loan payable, due on demand, interest 10% per annum, with a minimum interest amount of $25,000	-	250,000
Unsecured share-settled debt, due on May 7, 2019, non-interest bearing(a)	-	214,286
Unsecured loan payable in the amount of CDN$10,000, due on demand, non-interest bearing	-	7,683
Unsecured loan payable in the amount of CDN$40,000, due on or before December 31, 2025(b)	31,350	-
Unsecured loan payable in the amount of CDN$40,000, due on or before December 31, 2025 (c)	31,350	-
Unsecured loan payable, due on May 21, 2022, interest at 1% per annum(d)	30,115	-
Secured loan payable, due on June 5, 2050, interest at 3.75% per annum(e)	150,000	-
	242,815	789,469
Current portion	(9,981)	(789,469)
Loans payable	$232,834	$-

(a)	On March 8, 2019, the Company entered into a convertible bridge loan agreement (the “Share-Settled Loan”). The Share-Settled Loan initially bore interest at 4.99% per month, was due in 60 days on May 7, 2019 and is convertible into restricted common shares of the Company at the lender’s option at the market price per share less a 30% discount to market. The Company has accounted the Share-Settled Loan as share-settled debt. It is initially recognized at its fair value and accreted to its share-settled redemption value of $214,286 over the term of the debt. The Share-Settled Loan was not repaid on May 7, 2019 and is in default. Effective September 1, 2019, interest was reduced to 2% per month and effective December 1, 2019, the loan became non-interest bearing. On April 23, 2020, the Company received notice to settle the debt for 3,061,224 shares of common stock at $0.049 per share, a 30% discount to market. On August 25, 2020, the terms of this settlement were amended to settle remaining principal of $120,000 for 10,714,285 common shares at an adjusted exercise price of $0.0112, a 30% discount to market. As at December 31, 2020, 8,062,244 shares have been issued and 3,264,285 remain to be issued. Subsequent to December 31, 2020, the remaining 3,264,285 common shares were issued.

(b)	On April 17, 2020, the Company received a loan in the principal amount of $29,890 (CDN$40,000) under the Canada Emergency Business Account program. The loan is non-interest bearing and eligible for CDN$10,000 forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.

(c)	On April 21, 2020, the Company received a loan in the principal amount of $29,889 (CDN$40,000) under the Canada Emergency Business Account program. The loan is non-interest bearing and eligible for CDN$10,000 forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.

(d)	On May 21, 2020, the Company received a loan in the principal amount of $30,115 under the Paycheck Protection Program. The loan bears interest at 1% per annum and is due on May 21, 2022 with payments deferred for the first six months of the term.

(e)	On June 5, 2020, the Company received a loan in the principal amount of $150,000. The loan bears interest at 3.75% per annum and is due on June 5, 2050. The loan is secured by all tangible and intangible assets of Company. Fixed payments of $731 are due monthly and begin 12 months from the date of the loan.